VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES
Schedule of carrying value and maximum exposure of unconsolidated VIEs
The following table presents the carrying value and the maximum exposure to loss of unconsolidated VIEs as of December 31, 2015 and 2014 ($ in thousands):

	As of December 31,
	2015	2014
Carrying value	$55,144	$38,982
Maximum exposure to loss	$55,704	$39,608